Supplemental Cash Flow Data	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
SUPPLEMENTAL CASH FLOW DATA [Abstract]
Supplemental Cash Flow Data

NOTE 12 – SUPPLEMENTAL CASH FLOW DATA

Cash payments for interest were $441 and $10,161 for the three and six months ended June 30, 2015 and were $3,468 and $21,606 for the three and six months ended June 30, 2014.

NOTE 12 – SUPPLEMENTAL CASH FLOW DATA Cash payments for interest were $47,111 and $57,281 for the fiscal years ended December 31, 2014 and December 31, 2013, respectively.